Related Party Transactions - Summary of Carrying amount in Joint Venture and Asoociated Companies (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Joint ventures where entity is venturer [member]
Disclosure of associates [line items]
Carrying amount	$ 343	$ 231
Share of net income	99	107
Associates [member]
Disclosure of associates [line items]
Carrying amount	501	471
Share of net income	$ 52	$ 60